WASHINGTON MUTUAL INVESTORS FUND, INC.


                    Prospectus Supplement dated July 15, 2003
                                       for
                         Prospectus dated June 22, 2003



           The following data in the table on page 8 has been amended:



            Investment Results Table (without sales charges imposed) Average annual total returns for periods ended December 31, 2002:

                                       One
                          Class A - began 7/31/52 Year

           After Taxes on Distributions and Sale of Fund Shares -9.06%





          Please keep this Supplement with your copy of the Prospectus.